Share-based compensation - Disclosure of deferred and restricted share units (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period	414,278	429,575
Number of units, granted	70,440	56,895
Number of units reinvested dividends	4,578	5,545
Number of units, settled	(42,095)	(69,678)
Number of units, forfeited	(11,696)	(8,059)
Number of units, end of period	435,505	414,278
Number of units, vested	381,246	365,098
RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period	717,105	852,803
Number of units, granted	308,000	235,540
Number of units reinvested dividends	8,247	10,836
Number of units, settled	(272,160)	(298,313)
Number of units, forfeited	(18,990)	(83,761)
Number of units, end of period	742,202	717,105
Number of units, vested	0	0